Material accounting policy information - Basis of presentation (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Disclosure of reclassifications or changes in presentation [line items]
Trade receivables	$ 108.4	$ 98.0
Accounts payable and accrued liabilities	$ (214.0)	(186.7)
Reclassification adjustment
Disclosure of reclassifications or changes in presentation [line items]
Trade receivables		15.2
Accounts payable and accrued liabilities		$ 15.2